SHARE-BASED PAYMENTS - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 3,607	$ 3,214	$ 1,995
Equity classified share options expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	3,124	3,132	1,286
Restricted shares expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	483	82	0
Liability classified warrants' expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 0	$ 0	$ 709